Deposits and Subordinated Debt - Subordinated Debt - Additional Information (Detail) - CAD ($)		6 Months Ended
	Dec. 08, 2020	Apr. 30, 2021	Apr. 20, 2021
Disclosure Of Deposits [Line Items]
Repayments of subordinated liabilities		$ 1,000,000,000
Sub ordinated debt issued		$ 0
Series H Medium Term Notes Second Tranche [member]
Disclosure Of Deposits [Line Items]
Repayments of subordinated liabilities	$ 1,000,000,000
Series I Medium Term Notes First Tranche [member]
Disclosure Of Deposits [Line Items]
Interest rate			3.32%
Redemption of debt			$ 1,250,000,000